Subsequent Events	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
8.	SUBSEQUENT EVENTS
Plan management has evaluated events and transactions for potential recognition or disclosure through May 22, 2026, which is the date the financial statements were available to be issued.